GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Changes in the carrying amount of goodwill
Balance as of the beginning of the period	$ 702,970	4,255,570
Goodwill acquired	1,156	6,999	4,255,570
Balance as of the end of the period	$ 704,126	4,262,569	4,255,570